Income Taxes (Tables)	12 Months Ended
Dec. 29, 2012
Income Tax Provision (Benefit)

The income tax provision (benefit) for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, consisted of the following (in thousands):

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Current:
Federal	$7	$(42)	$(42)
State	299	(432)	971

Current income tax provision (benefit)	306	(474)	929

Deferred:
Federal	37,635	(43,551)	6,670
State	4,507	1,951	7,986

Deferred income tax provision (benefit)	42,142	(41,600)	14,656

Total income tax provision (benefit)	$42,448	$(42,074)	$15,585

Reconciliation of the Provisions for Income Taxes from Continuing Operations

The reconciliation of the provisions for income taxes from continuing operations at the U.S. federal statutory income tax rate of 35% to the Company’s income taxes for the fiscal years ended December 29, 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Federal income tax (benefit) expense computed at statutory rate	$(3,054)	$(50,486)	$917
Increase (decrease) in income taxes resulting from:
State income taxes — net of federal income tax benefit	(24)	(4,983)	307
Statutory rate and apportionment change	(1,000)	(74)	(486)
Change in reserves	—	—	3,051
Non-deductible expenses	2,215	1,964	2,324
Return to accrual reconciliation	29	494	2,881
Valuation allowance for deferred tax assets	43,748	10,769	4,532
Net operating loss expirations	634	772	1,568
Other	(100)	(530)	491

Total income tax provision (benefit)	$42,448	$(42,074)	$15,585

Significant Deferred Tax Assets and Liabilities

Temporary differences and carryforwards that created significant deferred tax assets and liabilities at December 29, 2012 and December 31, 2011 were as follows (in thousands):

	December 29, 2012	December 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$10,204	$15,329
Accrued employee benefits	32,211	52,172
Restructuring reserves	39,131	42,264
Workers’ compensation, general liability and auto liabilities	62,353	68,656
Deferred income	1,506	1,979
Deferred financing costs	11,234	—
Pension liability	75,233	64,886
Interest rate derivative liability	795	11,613
Net operating loss carryforwards	215,443	209,548
Other accrued expenses	15,241	14,581

Total gross deferred tax assets	463,351	481,028
Less valuation allowance	(128,844)	(85,685)

Total net deferred tax assets	334,507	395,343

Deferred tax liabilities:
Property and equipment	(139,365)	(140,018)
Inventories	(20,263)	(31,278)
Intangibles	(532,341)	(537,323)

Total deferred tax liabilities	(691,969)	(708,619)

Net deferred tax liability	$(357,462)	$(313,276)

Net Deferred Tax Liability in Balance Sheet

The net deferred tax liability is presented in the December 29, 2012 and December 31, 2011 consolidated balance sheets as follows (in thousands):

	2012	2011
Current deferred tax asset	$8,034	$30,915
Noncurrent deferred tax liability	(365,496)	(344,191)

Net deferred tax liability	$(357,462)	$(313,276)

Summary of the Activity in the Valuation Allowance

A summary of the activity in the valuation allowance for the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011 is as follows (in thousands):

	Year Ended December 29, 2012	Year Ended December 31, 2011	Year Ended January 1, 2011
Balance at beginning of period	$85,685	$74,916	$70,384
Charged to expense	43,748	10,769	4,532
Other	(589)	—	—

Balance at end of period	$128,844	$85,685	$74,916

Net Operating Loss Carryforwards Expire	The Company’s net operating loss carryforwards expire as follows (in millions):

	Federal	State	Total
2013-2017	$—	$9	$9
2018-2022	8	31	39
2023-2027	31	36	67
2028-2032	86	14	100

	$125	$90	$215

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits as of December 29. 2012, December 31, 2011, and January 1, 2011, is as follows (in thousands):

Balance at January 2, 2010	$61,758
Gross increases due to positions taken in prior years	969
Gross decreases due to positions taken in prior years	(1,027)
Gross increases due to positions taken in current year	111
Decreases due to lapses of statute of limitations	(197)
Decreases due to changes in tax rates	(7)

Balance at January 1, 2011	61,607
Gross increases due to positions taken in prior years	70
Gross decreases due to positions taken in prior years	(802)
Decreases due to lapses of statute of limitations	(92)
Decreases due to changes in tax rates	(385)

Balance at December 31, 2011	60,398
Gross decreases due to positions taken in prior years	(333)
Gross increases due to positions taken in current year	71
Decreases due to lapses of statute of limitations	(73)
Decreases due to changes in tax rates	(436)

Balance at December 29, 2012	$59,627